Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Bank loans
Secured bank loans	$ 1,075,904	$ 1,269,945
Unsecured bank loans		3,103,473
Other loans		876,815
Short-term borrowings	1,075,904	5,250,233
Unused credit lines of short-term bank loans
US$
Bottom of Range [Member]
Bank loans
Interest rate range	2.94%	0.53%
Top of Range [Member]
Bank loans
Interest rate range	3.24%	8.00%